FINANCIAL DEBT WITH THIRD PARTIES - MOVEMENT OF DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Foreign exchange gain (loss)	$ (29,015)	[1]	$ (23,427)	$ (56,494)
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	486,291		534,935	575,566
New borrowing	58,462		474,465	235
Amortization	(81,675)		(534,460)	(62,930)
Interest accrued	30,656		44,892	62,709
Interest paid	33,559		(44,168)	(66,087)
Foreign exchange gain (loss)	0		0	(28,567)
Amortization (addition) fees			(4,415)	2,401
Translation differences	2,555		4,740	49,294
Borrowings			486,291	534,935
Senior Secured Notes | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	398,346		303,350	301,713
New borrowing	0		400,000	0
Amortization	0		(300,000)	0
Interest accrued	24,500		23,609	22,128
Interest paid	24,500		(23,361)	(22,128)
Foreign exchange gain (loss)	0		0	0
Amortization (addition) fees			(5,252)	1,637
Translation differences	556		0	0
Borrowings			398,346	303,350
Brazilian bonds - Debentures | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,055		156,596	168,091
New borrowing	0		22,320	0
Amortization	(3,543)		(162,591)	(44,356)
Interest accrued	1,809		15,373	33,013
Interest paid	1,920		(15,331)	(36,598)
Foreign exchange gain (loss)	0		0	0
Amortization (addition) fees			837	764
Translation differences	2,568		3,851	35,682
Borrowings			21,055	156,596
Contingent Value Instrument [member] | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
New borrowing				0
Amortization				0
Interest accrued				0
Interest paid				0
Foreign exchange gain (loss)				(27,762)
Amortization (addition) fees				0
Translation differences				(792)
Finance lease payables | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,498		3,636	4,737
New borrowing	0		0	0
Amortization	(4,221)		(2,816)	(542)
Interest accrued	856		425	303
Interest paid	856		(425)	(303)
Foreign exchange gain (loss)	0		0	(805)
Amortization (addition) fees			0	0
Translation differences	770		(624)	246
Borrowings			10,498	3,636
Other borrowings | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	56,392		71,353	74,785
New borrowing	58,462		52,145	235
Amortization	(73,911)		(69,053)	(18,032)
Interest accrued	3,491		5,485	7,265
Interest paid	6,283		(5,051)	(7,058)
Foreign exchange gain (loss)	0		0	0
Amortization (addition) fees			0	0
Translation differences	$ (1,339)		1,513	14,158
Borrowings			$ 56,392	$ 71,353

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".